Dec. 31, 2024
Man Active High Yield ETF
Risk/Return Summary: Investment Objective
Man Active High Yield ETF (the “Fund”) seeks to provide income and capital growth over the medium to long term.
Risk/Return Summary: Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.69%
Distribution and/or Service (12b-1) Fees[2]	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.69%
[1]	Man Solutions LLC, the Fund’s investment adviser (the “Adviser”), will pay all expenses of the Fund, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expenses, acquired fund fees and expenses, taxes, trading fees, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other non-routine or extraordinary expenses.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[3]	Based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.69%
Distribution and/or Service (12b-1) Fees[2]	0.00%
Other Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.69%
[1]	Man Solutions LLC, the Fund’s investment adviser (the “Adviser”), will pay all expenses of the Fund, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expenses, acquired fund fees and expenses, taxes, trading fees, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other non-routine or extraordinary expenses.
[2]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Fund. The Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund’s Board of Trustees (the “Board”).
[3]	Based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 Year
1 Year	3 Years
$71	$192

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced investment operations prior to the date of this Prospectus, it does not have portfolio turnover information for the prior fiscal year to report.

Principal Investment Strategies
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities. High-yield securities (commonly referred to as “junk bonds”) include high risk fixed- and floating-rate bonds which are rated lower than investment grade (i.e., bonds rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or are unrated and of comparable quality as determined by GLG Partners LP, the investment sub-adviser to the Fund (the “Sub-Adviser”). Bonds rated BBB and Baa have speculative characteristics, while lower-rated bonds are predominantly speculative. The Fund may invest up to 30% of its net assets in securities rated below B3 by Moody’s or lower than B- by S&P or Fitch. The Fund may invest in senior and subordinated debt securities. Subordinated debt is riskier because its holder will be paid only after the holders of senior debt securities are paid in the event of default. The Fund will invest in U.S. and foreign instruments, including investing in issuers in emerging markets. An “emerging market country” is a country that, at the time the Fund invests in the related instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing a major fixed income securities index, such as the methodology associated with the ICE Bank of America Indices. The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified exchange-traded fund (“ETF”) in the securities of a limited number of issuers.
The Fund’s portfolio is not managed to a specific maturity or duration. Up to 20% of the Fund’s net assets may be invested in investment grade securities. The Sub-Adviser defines investment grade securities to have received a rating of investment grade at the time of purchase from an internationally recognized statistical ratings organization (i.e., Baa- or higher by Moody’s, BBB- or higher by S&P or BBB- or higher by Fitch) or are unrated and of comparable quality as determined by the Sub-Adviser. The Fund may also invest in other investment instruments, including common stock and other equity securities globally such as warrants, convertible bonds (including contingent convertible securities), mortgage-backed and asset-backed securities, bank loans, and other fixed-income and equity-linked investments. Equity-linked investments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security. In pursuing its investment strategy, the Fund may seek to actively invest in or hold distressed, stressed and special situations credit investments (that is investments the issuers of which are subject to events impacting on their current valuations). Such distressed, stressed and special situations credit investments may be in the form of debt instruments or certain credit-related equities (i.e., equities held by the Fund as a result of equity shares being issued in the context of a corporate restructuring or reorganization following a period of financial stress). If the Fund acquires equity securities as a result of such restructurings, it may continue to hold the investment (or make additional purchases of that equity investment) as determined by the Sub-Adviser. In addition, the Fund may purchase equity securities to pursue capital appreciation or to diversify its portfolio or as a hedge against debt instruments held in its portfolio.
The Sub-Adviser seeks to achieve the Fund’s objective using a bottom-up approach by evaluating each individual issuer rather than looking at movements in prices within a particular market or market segment. The investment process involves an evaluation of the global universe of fixed-income investments. The Sub-Adviser will then apply an initial screen of eligible investments which has regard to factors such as leverage, the debt-to-enterprise value ratio, cash-flow and earnings of a given issuer (enterprise value is calculated as the market capitalization plus debt, minority interest and preferred shares, minus total cash and cash equivalents). In doing so, the Sub-Adviser will consider in particular information from the financial statements of a target investment and will review these with a focus on the solvency of the issuer, using multiple fundamental factors including sustainable free cash flow, leverage, the ability of the issuer to pay its fixed charges or expenses and debt-to- enterprise value ratios which are assessed on both an historical and forward-looking basis to derive how future credit quality may evolve. The Fund’s investments are actively managed, and securities may be bought and sold on a daily basis. The Sub-Adviser considers security ratings when making investment decisions and also performs its own credit and investment analysis utilizing various methodologies.  The bottom-up analysis remains at the forefront of the investment process, while also applying investment themes that help provide the top-down framework which supplements the bottom-up approach. These investment themes will include the consideration of the current economic environment and conditions, but also consumer trends, technology, demographics, regulation or other external trends that may impact an individual target investment. The focus is on the issuer itself and the fundamental analysis of its ability to meet its debt obligations rather than on the current global economic outlook.
The Fund may purchase or sell derivative instruments for hedging purposes, to seek return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices, currencies and other instruments; interest rate, credit default, inflation and total return swaps; forward rate contracts and credit linked notes as well as instruments that have a greater or lesser credit risk than the security underlying that instrument. The Fund may use certain derivate instruments for hedging the Fund’s duration. Duration is an estimate of a security’s (or portfolio of securities) sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates. With respect to non-U.S. dollar-denominated securities, the Fund may seek to hedge currency fluctuations by entering into forward foreign currency exchange contracts. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. The Fund may invest in pooled investment vehicles, including ETFs and money market funds, for various portfolio management purposes, such as to maintain exposure to certain investments or for cash management purposes.

Performance Information
Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Summary Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the variability of the Fund’s return to a broad measure of market performance.  Once available, the Fund’s current performance information will be available at www.man.com/products/man-active-high-yield-etf or by calling (866) 505-1108. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.